Summary of significant accounting policies - Depreciation of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2019
Machinery and equipment
Property, plant and equipment
Estimated useful life of property, plant and equipment	10 years
Office equipment, furniture, fixture and motor vehicles | Bottom of Range
Property, plant and equipment
Estimated useful life of property, plant and equipment	5 years
Office equipment, furniture, fixture and motor vehicles | Top of Range
Property, plant and equipment
Estimated useful life of property, plant and equipment	10 years
Buildings
Property, plant and equipment
Estimated useful life of property, plant and equipment	20 years
Buildings | Top of Range
Property, plant and equipment
Estimated useful life of property, plant and equipment	50 years